                          COLUMBIA FUNDS SERIES TRUST I
              Supplement to the Prospectuses dated February 1, 2006
                         Columbia Asset Allocation Fund
                                  (the "Fund")

     The paragraphs describing the portfolio managers for the non-investment grade bonds sleeve of the Fund under the section MANAGING THE FUND:
     PORTFOLIO MANAGERS are restated in their entirety to reflect the current management of that team.:

Non-investment grade bonds

Kevin L. Cronk, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

INT-47/114958-1006                                             November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
                         COLUMBIA ASSET ALLOCATION FUND
                                  (the "Fund")
  Supplement to the Statement of Additional Information dated February 1, 2006

     Effective immediately, the following information as pertains to the investment grade bonds sleeve of the Fund is revised as follows:

     . The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

     Portfolio        Other SEC-registered open-      Other pooled investment            Other accounts
     Manager           end and closed-end funds              vehicles
-----------------------------------------------------------------------------------------------------------
                        Number of                  Number of                      Number of
                        accounts        Assets      accounts        Assets        accounts         Assets
-----------------------------------------------------------------------------------------------------------
Kevin L. Cronk*            12       $8.1 billion     10**       $1.1 billion         5         $424 million
Thomas A. LaPointe*        12       $8.1 billion     10**       $1.1 billion         5         $424 million

*Account information is provided as of September 30, 2006.
**Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.

     . The following is added to the table under the heading "Ownership of Securities":

                                      Dollar Range of Equity Securities
          Portfolio Manager           in the Fund Beneficially Owned
----------------------------------------------------------------------
Kevin L. Cronk*                                     None
Thomas A. LaPointe*                                 None

*Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

     Portfolio Manager              Peer Group                      Performance Benchmark
------------------------------------------------------------------------------------------------
Kevin L. Cronk              Lipper Moderate Allocation               S&P 500 Index (60%)
                                     Category               Lehman Brothers Aggregate Bond (40%)
Thomas A. LaPointe          Lipper Moderate Allocation               S&P 500 Index (60%)
                                     Category               Lehman Brothers Aggregate Bond (40%)

INT-50/114959-1006                                             November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
   Supplement to the Statement of Additional Information Dated January 1, 2006
                             Columbia Balanced Fund
                                  (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised as follows:

     . The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

  Portfolio Manager      Other SEC-registered open-end       Other pooled investment             Other accounts
                             and closed-end funds                   vehicles
------------------------------------------------------------------------------------------------------------------------
                          Number of                        Number of                        Number of
                           accounts         Assets          accounts         Assets          accounts        Assets
------------------------------------------------------------------------------------------------------------------------
Leonard A. Aplet*             12        $ 3.74 billion         8         $1.62 billion         130        $7.5 billion
Kevin L. Cronk*               12        $ 8.2 billion         10**       $1.1 billion            5        $424 million
Thomas A. LaPointe*           12        $ 8.2 billion         10**       $1.1 billion            5        $424 million
Ronald B. Stahl*              7         $ 1.642 million        6         $1.028 million        108        $7.5 billion

*Account information is provided as of September 30, 2006.
**Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.

     . The following is added to the table under the heading "Ownership of Securities":

                                        Dollar Range of Equity Securities
   Portfolio Manager                      in the Fund Beneficially Owned
-----------------------------------------------------------------------------
Leonard A. Aplet*                                $50,001-$100,000
Kevin L. Cronk*                                        None
Thomas A. LaPointe*                                    None
Ronald B. Stahl*                                    $1-$10,000

*Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

       Portfolio Manager                    Peer Group                         Performance Benchmark
----------------------------------------------------------------------------------------------------------------
Leonard A. Aplet                    Lipper Moderate Allocation                  S&P 500 Index (60%)
                                             Category                  Lehman Brothers Aggregate Bond (40%)
Kevin L. Cronk                      Lipper Moderate Allocation                  S&P 500 Index (60%)
                                             Category                  Lehman Brothers Aggregate Bond (40%)
Thomas A. LaPointe                  Lipper Moderate Allocation                  S&P 500 Index (60%)
                                             Category                  Lehman Brothers Aggregate Bond (40%)
Ronald B. Stahl                     Lipper Moderate Allocation                  S&P 500 Index (60%)
                                             Category                  Lehman Brothers Aggregate Bond (40%)

 INT-50/114961-1006                                             November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
              Supplement to the Prospectuses Dated January 1, 2006
                             Columbia Balanced Fund
                                  (the "Fund")

     The paragraphs under the heading "Portfolio Managers" are replaced in their entirety by the following paragraphs:

Leonard A. Aplet, a managing director of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October, 1991. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

Kevin L. Cronk, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

Jeffrey D. Huffman, a Portfolio Manager with Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since December, 2005. Mr. Huffman has been associated with Columbia Advisors or its predecessors since April, 2000.

Thomas A. LaPointe, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

Guy W. Pope, a Senior Vice President of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since 1997. Mr. Pope has been associated with Columbia Advisors or its predecessors since 1993.

Ronald B. Stahl, a senior fixed income portfolio manager with Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Stahl has been associated with Columbia Advisors or its predecessors since 1998.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

INT-47/114870-1006                                          November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
      Supplement to the Prospectus Dated January 1, 2006 (the "Prospectus")
                      Columbia Conservative High Yield Fund
                                  (the "Fund")

     The paragraphs under the heading "Portfolio Managers" is replaced in its entirety by the following paragraphs:

Kevin L. Cronk, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has comanaged the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

INT-47/114962-1006                                             November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
   Supplement to the Statement of Additional Information Dated August 1, 2006
                      Columbia Conservative High Yield Fund
                                  (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised as follows:

     . The following table under the heading "Other Accounts Managed by the Portfolio Managers" is replaced and revised in its entirety:

    Portfolio          Other SEC-registered open-        Other pooled investment
    Manager             end and closed-end funds                vehicles                 Other accounts
--------------------------------------------------------------------------------------------------------------
                         Number of                     Number of                     Number of
                         accounts        Assets         accounts      Assets          accounts       Assets
--------------------------------------------------------------------------------------------------------------
Kevin L. Cronk*             12        $7.4 billion       10**      $1.1 billion         5         $424 million
Thomas A. LaPointe*         12        $7.4 billion       10**      $1.1 billion         5         $424 million


*Account information is provided as of September 30, 2006.
**Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.

     . The following table under the heading "Ownership of Securities" is replaced and revised in its entirety::

                                        Dollar Range of Equity Securities
         Portfolio Manager                in the Fund Beneficially Owned
-------------------------------------------------------------------------
Kevin L. Cronk*                                        None
Thomas A. LaPointe*                                    None

*Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

Portfolio Manager                 Peer Group                             Performance Benchmark
---------------------------------------------------------------------------------------------------
Kevin L. Cronk        Lipper High Current Yield Category    JP Morgan Developed BB High Yield Index
Thomas A. LaPointe    Lipper High Current Yield Category    JP Morgan Developed BB High Yield Index

INT-50/114871-1006                                            November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
             Supplement to the Prospectuses Dated September 1, 2006
                             Columbia Core Bond Fund
                                  (the "Fund")

     The paragraphs under the heading "Portfolio Manager" are replaced in their entirety by the following paragraphs:

Leonard A. Aplet, a Managing Director of Columbia Advisors, is a co-manager for the Fund and has co-managed the fund since November, 2006. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

Brian Drainville, a Vice President of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Drainville has been associated with Columbia Advisors or its predecessors since 1996.

Driscoll M. DoCanto, a Vice President of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. DoCanto has been associated with Columbia Advisors or its predecessors since June, 2003. Prior to June, 2003, Mr. DoCanto was employed by JP Morgan Asset Management.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

INT-47/115049-1006                                             November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
  Supplement to the Statement of Additional Information Dated September 1, 2006
                             Columbia Core Bond Fund
                                  (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised adding information relating to Mr. Leonard Aplet, Mr. Brian Drainville and Mr. Driscoll DoCanto as co-managers of that Fund:

     . The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

                         Other SEC-registered open-end       Other pooled investment
  Portfolio Manager          and closed-end funds                   vehicles                     Other accounts
------------------------------------------------------------------------------------------------------------------------
                          Number of                        Number of                        Number of
                           accounts         Assets          accounts         Assets          accounts        Assets
------------------------------------------------------------------------------------------------------------------------
Leonard Aplet                 12         $3.74 billion          8        $1.62 billion         130        $7.5 billion
Brian Drainville               2         $658 million          12        $3 billion             64        $5.236 billion
Driscoll  DoCanto              0         $0                    12        $3 billion             64        $5.236 billion

Account information is provided as of September 30, 2006.

     . The following is added to the table under the heading "Ownership of Securities":

                                        Dollar Range of Equity Securities
   Portfolio Manager                      in the Fund Beneficially Owned
-----------------------------------------------------------------------------
Leonard Aplet                                   Over $1,000,000
Brian Drainville                                      NONE
Driscoll DoCanto                                      NONE

Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

       Portfolio Manager                          Peer Group                        Performance Benchmark
----------------------------------------------------------------------------------------------------------------
Leonard Aplet                    Lipper Corporate Debt Funds A Rated Category    Lehman Aggregate Bond Index
Brian Drainville                 Lipper Corporate Debt Funds A Rated Category    Lehman Aggregate Bond Index
Driscoll DoCanto                 Lipper Corporate Debt Funds A Rated Category    Lehman Aggregate Bond Index

INT-50/115050-1006                                            November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
      Supplement to the Prospectus Dated August 1, 2006 (the "Prospectus")
                              Columbia Income Fund
                                  (the "Fund")

     The paragraphs under the heading "Portfolio Manager" are replaced in their entirety by the following paragraphs:

Kevin L. Cronk, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

Thomas A. LaPointe, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

Carl W. Pappo, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Pappo has been associated with Columbia Advisors or its predecessors since January, 1993.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

INT-47/114963-1006                                             November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
   Supplement to the Statement of Additional Information Dated August 1, 2006
                              Columbia Income Fund
                                  (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised in its entirety:

     . The following table under the heading "Other Accounts Managed by the Portfolio Managers" is revised and replaced in its entirety:

    Portfolio         Other SEC-registered open-        Other pooled investment
    Manager            end and closed-end funds                vehicles                   Other accounts
-------------------------------------------------------------------------------------------------------------
                        Number of                    Number of                      Number of
                        accounts       Assets        accounts        Assets          accounts       Assets
-------------------------------------------------------------------------------------------------------------
Kevin Cronk                12       $7.88 billion      10*        $1.1 billion*         5        $420 million
Thomas A. LaPointe         12       $7.88 billion      10*        $1.1 billion*         5        $420 million
Carl W. Pappo               1       $1.2 billion        2         $1.2 billion         68        $2.1 billion

*Included among these accounts are four accounts, totaling $843 million in assets, that include an advisory fee based on performance.

     . The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

                                   Dollar Range of Equity Securities
       Portfolio Manager            in the Fund Beneficially Owned
--------------------------------------------------------------------
Kevin Cronk                                    None
Thomas A. LaPointe                             None
Carl W. Pappo                                  None

     . The following table under the heading "Compensation" is revised and replaced in its entirety:

Portfolio Manager                      Peer Group                           Performance Benchmark
---------------------------------------------------------------------------------------------------
Kevin Cronk          Lipper Corporate Debt Funds BBB Rated Category    Lehman Brothers Intermediate
                                                                       Government/Credit Index
Thomas A. LaPointe   Lipper Corporate Debt Funds BBB Rated Category    Lehman Brothers Intermediate
                                                                       Government/Credit Index
Carl W. Pappo        Lipper Corporate Debt Funds BBB Rated Category    Lehman Brothers Intermediate
                                                                       Government/Credit Index

INT-50/114872-1006                                            November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
      Supplement to the Prospectus Dated August 1, 2006 (the "Prospectus")
                         Columbia Intermediate Bond Fund
                                  (the "Fund")

     The paragraphs under the heading "Portfolio Manager" is replaced in its entirety by the following paragraphs:

Kevin L. Cronk, a vice president of Columbia Advisors, is a co-manger of the Fund and has co-managed the Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

Carl W. Pappo, a senior vice president of Columbia Advisors, is the lead manager for the Fund and has co-managed the Fund since March, 2005. Mr. Pappo has been associated with Columbia Advisors or its predecessors since January, 1993.

Ann T. Peterson, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has managed or co-managed the Fund since March, 2005. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Columbia Advisors or its predecessors.

Thomas A. LaPointe, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

INT-47/115051-1006                                             November 8, 2006

                          COLUMBIA FUNDS SERIES TRUST I
   Supplement to the Statement of Additional Information Dated August 1, 2006
                         Columbia Intermediate Bond Fund
                                  (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised as follows:

     . The following table under the heading "Other Accounts Managed by the Portfolio Managers" is revised and replaced in its entirety:

                        Other SEC-registered open-end       Other pooled investment
  Portfolio Manager          and closed-end funds                  vehicles                    Other accounts
----------------------------------------------------------------------------------------------------------------------
                          Number of                        Number of                      Number of
                          accounts          Assets          accounts        Assets        accounts         Assets
----------------------------------------------------------------------------------------------------------------------
Kevin Cronk*                 12          $6.5 billion        10**        $1.1 billion         5         $    424 million
Thomas A. LaPointe           12          $6.64 billion       10***       $1.1 billion         6         $    420 million
Carl W. Pappo                 1          $650 million         2          $1.2 billion        68         $    2.1 billion
Ann T. Petersen               2          $1.1 billion         0              N/A              3         $600,000

*Account information is provided as of September 30, 2006.
** Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.
*** Included among these accounts are four accounts, totaling $843 million in assets that include an advisory fee based on performance.

     . The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

                                    Dollar Range of Equity Securities
      Portfolio Manager               in the Fund Beneficially Owned
-------------------------------------------------------------------------
Kevin Cronk*                                       None
Thomas A. LaPointe                                 None
Carl W. Pappo                                      None
Ann T. Petersen                                    None

*Account information is provided as of September 30, 2006.

     . The following table under the heading "Compensation" is revised and replaced in its entirety:

----------------------------------------------------------------------------------------------------------------
       Portfolio Manager                          Peer Group                        Performance Benchmark
----------------------------------------------------------------------------------------------------------------
Kevin Cronk                       Lipper Intermediate Investment Grade Debt    Lehman Aggregate Bond Index
                                                   Category
Thomas A. LaPointe                Lipper Intermediate Investment Grade Debt    Lehman Aggregate Bond Index
                                                   Category
Carl W. Pappo                     Lipper Intermediate Investment Grade Debt    Lehman Aggregate Bond Index
                                                   Category
Ann T. Petersen                   Lipper Intermediate Investment Grade Debt    Lehman Aggregate Bond Index
                                                   Category

INT-50/114964-1006                                             November 8, 2006